Financial Assets At Fair Value Through Other Comprehensive Income - Summary Of Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade and bill receivable		¥ 1,047,690	¥ 1,207,114
Total financial assets at fair value through other comprehensive income		5,000	5,000
At fair value [member]
Disclosure of financial assets [line items]
Trade and bill receivable	[1]	25,000	10,000
- Amounts due from related parties		1,047,690	1,207,114
- Others		1,072,690	1,217,114
Total financial assets at fair value through other comprehensive income		5,000	5,000
Equity investments		¥ 1,077,690	¥ 1,222,114

[1]	As at 31 December 2020 and 2021, certain trade receivables and bills receivable were classified as financial assets at FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.